SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue and long-lived assets by geography
Revenue	$ 724,455	$ 756,872	$ 799,411	$ 742,249	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 3,022,987	$ 2,800,933	$ 2,059,444
Long-lived assets (excluding goodwill and intangible assets)	293,964				270,512				293,964	270,512
United States
Revenue and long-lived assets by geography
Revenue									2,081,485	1,966,383	1,583,322
Long-lived assets (excluding goodwill and intangible assets)	271,916				251,379				271,916	251,379
All other countries
Revenue and long-lived assets by geography
Revenue									941,502	834,550	476,122
Long-lived assets (excluding goodwill and intangible assets)	$ 22,048				$ 19,133				$ 22,048	$ 19,133